SCHEDULE OF USEFUL LIFE OF PROPERTY PLANT AND EQUIPMENT (Details)	Dec. 31, 2025
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years